Semi-Annual Condensed Consolidated Statement Of Comprehensive Income - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit	[1]	€ 52,116	€ 21,021	[2]
Items that will be subsequently reclassified to the statement of profit and loss:
Foreign currency exchange differences arising from the translation of foreign operations	[3]	(6,538)	27,047
Net gain from cash flow hedges		(5,198)	2,210
Net loss from financial instruments measured at fair value		372	(1,349)
Items that will not be subsequently reclassified to the statement of profit and loss:
Net actuarial gain from defined benefit plans		274	1,340
Total other comprehensive income	[1]	(11,090)	29,248
Total comprehensive income		41,026	50,269	[1]
Attributable to:
Shareholders of the Parent Company		35,364	42,858
Non-controlling interests		€ 5,662	€ 7,411

[1]	Starting with the six months ended June 30, 2023, in the semi-annual condensed consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain amounts presented for periods prior to the six months ended June 30, 2023 have been reclassified compared to amounts previously presented by the Group.
[2]	Starting with the six months ended June 30, 2023, the Group presents the semi-annual condensed consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice. In order to conform to this new presentation, the information for the six months ended June 30, 2022 has been reclassified compared to what was previously presented by the Group.
[3]	As a result of the acquisition of Tom Ford International in April 2023, cumulative translation losses amounting to €4,705 thousand related to the original investment held in Tom Ford International were reclassified from other comprehensive income to profit and loss for the six months ended June 30, 2023. For additional information relating to the acquisition of Tom Ford International see Note 1 — General information, Note 12 — Investments accounted for using the equity method and Note 24 — Business combinations.